UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam High Yield Fund
The fund's portfolio
2/28/19 (Unaudited)

CORPORATE BONDS AND NOTES (83.4%)(a)
		Principal amount	Value
Advertising and marketing services (0.1%)
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		$760,000	$779,228
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		1,209,000	1,240,736

			2,019,964
Automotive (0.4%)
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		5,025,000	5,180,926

			5,180,926
Broadcasting (2.6%)
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		5,580,000	5,524,200
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		3,430,000	3,507,175
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		1,615,000	1,693,731
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		2,031,000	2,051,310
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		3,567,000	3,772,103
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		2,705,000	1,879,975
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		6,500,000	6,451,250
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		1,713,000	1,727,989
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		1,040,000	1,077,700
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		4,868,000	4,734,130
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		1,420,000	1,309,950
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		1,754,000	1,534,750

			35,264,263
Building materials (1.1%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		711,000	722,554
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		1,679,000	1,725,173
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,600,000	1,482,000
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		1,004,000	945,015
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		1,760,000	1,837,000
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,275,000	2,309,125
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		2,185,000	2,081,213
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	215,050
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		3,817,000	3,292,163

			14,609,293
Cable television (4.8%)
Altice France SA 144A sr. bonds 6.25%, 5/15/24 (France)		1,180,000	1,180,000
Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		4,665,000	4,635,844
Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)		2,335,000	2,072,313
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		470,000	492,325
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		2,040,000	2,085,900
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		5,488,000	5,714,380
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		3,324,000	3,422,690
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		4,130,000	4,202,688
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		5,465,000	5,463,142
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		1,050,000	1,118,250
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		3,085,000	3,293,238
CSC Holdings, LLC 144A sr. unsec. notes 5.125%, 12/15/21		1,034,000	1,037,247
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25		1,924,000	2,231,840
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		4,390,000	4,631,450
CSC Holdings, LLC 144A sr. unsec. unsub. notes 5.125%, 12/15/21		3,060,000	3,069,608
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		6,965,000	5,865,923
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		715,000	741,813
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		3,395,000	3,331,344
Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)		1,800,000	1,860,750
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		2,728,000	2,803,020
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		2,400,000	2,436,000
Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)		2,501,000	2,488,495
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,098,713

			66,276,973
Capital goods (5.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		3,606,000	3,452,745
ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)(PIK)		1,331,560	1,251,666
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		3,880,000	4,025,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		1,530,000	1,510,875
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		2,985,000	3,082,908
Berry Global, Inc. 144A notes 4.50%, 2/15/26		805,000	761,731
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		997,000	1,093,634
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		2,100,000	2,084,166
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		4,205,000	4,268,075
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		2,471,000	2,535,864
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		1,590,000	1,594,969
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		2,482,000	2,717,790
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		1,505,000	1,414,700
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		3,770,000	3,952,845
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		5,415,000	5,144,250
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		1,637,000	1,661,555
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		1,498,000	1,471,785
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		3,935,000	3,856,300
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		1,540,000	1,578,500
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		4,507,000	4,597,140
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		1,989,000	1,976,569
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		1,469,000	1,285,375
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		1,392,000	1,386,780
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		3,836,000	3,725,715
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		3,076,000	3,145,210
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		1,640,000	1,541,600
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		2,218,000	2,218,000
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		985,000	955,450
Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		1,862,000	1,717,695

			70,009,392
Chemicals (3.9%)
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		1,935,000	1,852,763
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		2,865,000	2,743,238
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		3,280,000	3,255,400
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,140,000	2,625,825
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23		910,000	880,425
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		1,889,000	1,832,330
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		1,781,000	1,856,693
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		5,175,000	4,812,750
Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		319,000	301,455
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	2,910,000	2,992,816
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		$5,776,000	5,819,320
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22		700,000	731,500
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		3,081,000	2,950,058
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		1,900,000	1,921,375
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		2,930,000	2,834,775
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		3,945,000	3,945,000
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes Ser. REGS, 6.50%, 10/1/26 (Netherlands)	EUR	500,000	567,992
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		$2,745,000	2,675,439
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		2,745,000	2,740,566
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		1,215,000	1,129,950
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		4,492,000	4,671,680

			53,141,350
Commercial and consumer services (1.5%)
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		2,250,000	2,295,000
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		3,095,000	3,118,213
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		1,145,000	1,156,450
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		3,573,000	3,648,926
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		675,000	654,750
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		678,000	649,185
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		3,471,000	3,284,434
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		876,000	883,665
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		3,448,000	3,516,960
Star Merger Sub, Inc. 144A sr. notes 6.875%, 8/15/26		1,105,000	1,108,823

			20,316,406
Construction (2.4%)
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		1,175,000	1,213,188
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		2,879,000	2,680,169
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		3,470,000	3,313,850
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		3,093,000	3,019,541
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		3,340,000	3,441,870
Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		850,000	868,267
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		1,215,000	1,236,263
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		1,714,000	1,688,290
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		2,260,000	2,090,500
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		2,539,000	2,393,008
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		2,893,000	2,788,129
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		2,739,000	2,697,915
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		3,716,000	3,751,934
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		2,355,000	2,378,550

			33,561,474
Consumer (0.3%)
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		2,195,000	2,148,356
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		230,000	235,175
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		2,020,000	1,989,700

			4,373,231
Consumer staples (4.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		3,745,000	3,623,288
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		1,565,000	1,568,913
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		2,685,000	2,614,519
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,010,000	2,070,300
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		3,352,000	3,264,010
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		1,285,000	1,259,300
Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26		395,000	398,950
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		990,000	951,638
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		3,250,000	2,933,125
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		4,685,000	4,251,638
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		200,000	213,000
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		815,000	823,150
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		2,557,000	1,936,928
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		3,345,000	3,445,350
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		4,185,000	4,205,925
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		3,362,000	3,269,545
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		2,765,000	2,813,388
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		2,765,000	2,794,724
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,780,000	1,753,300
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		3,385,000	3,389,231
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		861,000	865,305
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		3,058,000	3,024,454
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		2,520,000	2,453,850
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29		1,130,000	1,200,275
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		1,600,000	1,666,480
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		4,010,000	3,418,525

			60,209,111
Energy (oil field) (1.4%)
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		2,962,000	2,958,298
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		1,923,000	1,615,320
FTS International, Inc. company guaranty sr. notes 6.25%, 5/1/22		1,350,000	1,284,188
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		4,135,000	3,659,475
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		340,000	318,750
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		1,085,000	1,085,000
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		3,255,000	2,766,750
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		1,219,000	1,127,575
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		2,190,000	219
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		4,230,000	423
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		2,040,000	2,075,700
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27		675,000	688,500
Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		2,497,000	1,797,840

			19,378,038
Entertainment (1.7%)
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		545,000	488,456
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		1,337,000	1,203,434
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		2,885,000	2,661,413
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		1,834,000	1,831,708
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		5,805,000	5,558,288
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		955,000	947,838
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		3,135,000	3,205,538
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		4,635,000	4,553,888
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		3,055,000	3,009,175

			23,459,738
Financials (8.8%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		3,730,000	3,785,950
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		2,824,000	2,917,545
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		8,622,000	10,648,170
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		2,865,000	3,036,900
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,737,000	2,014,920
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		1,010,000	1,066,813
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,635,000	1,773,975
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		4,790,000	4,945,675
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,565,000	1,639,338
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		4,120,000	4,042,750
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		3,320,000	3,403,000
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		1,685,000	1,737,656
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		2,400,000	2,388,000
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,812,000	2,250,051
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		4,490,000	4,467,550
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,407,000	1,384,038
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		2,043,000	1,920,420
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		1,631,000	1,529,063
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		2,130,000	2,193,900
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		1,221,000	1,258,070
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		2,044,000	2,146,200
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		2,782,000	2,726,360
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		2,045,000	2,142,138
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		1,985,000	2,044,153
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		558,000	563,580
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		1,757,000	1,776,766
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		1,265,000	1,263,419
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		1,000,000	1,030,000
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		709,000	808,260
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	1,030,000	2,286,577
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$793,000	817,583
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		4,395,000	4,444,444
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		1,370,000	1,414,525
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		1,100,000	1,028,500
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		665,000	678,300
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		2,060,000	2,098,625
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		1,087,000	1,088,359
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		3,860,000	3,474,000
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		3,745,000	4,639,119
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		1,800,000	1,842,300
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		650,000	655,257
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,090,000	1,103,625
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		2,849,000	2,916,664
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		3,010,000	2,928,128
Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		2,583,000	2,402,190
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		2,350,000	2,179,625
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		5,590,000	5,925,400
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		3,092,000	3,006,970
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		4,408,000	4,092,167

			121,927,018
Forest products and packaging (2.0%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		4,711,000	4,616,780
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		3,680,000	3,619,096
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		4,725,000	4,482,844
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		2,098,000	2,137,610
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		2,361,000	2,325,585
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		1,385,000	1,440,400
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		1,790,000	1,825,800
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		1,280,000	1,222,400
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)		520,000	543,400
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		4,678,000	5,332,920

			27,546,835
Gaming and lottery (3.0%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		1,120,000	1,148,700
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		1,095,000	1,141,538
Cirsa Finance International SARL 144A sr. notes 7.875%, 12/20/23 (Luxembourg)		1,315,000	1,344,588
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		4,480,000	4,250,400
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,582,000	1,657,145
Eldorado Resorts, Inc. 144A company guaranty sr. unsec. notes 6.00%, 9/15/26		400,000	407,000
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		5,190,000	5,592,225
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		4,136,000	4,260,080
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		1,265,000	1,325,088
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,320,000	2,217,038
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		4,230,000	4,230,000
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		7,979,000	8,387,924
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		4,977,000	4,760,812

			40,722,538
Health care (8.2%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		5,170,000	4,381,575
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	1,450,800
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		2,650,000	2,855,375
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		2,780,000	2,884,250
Bausch Health Cos, Inc. 144A sr. notes 5.75%, 8/15/27		835,000	842,306
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	2,265,000	2,596,521
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$885,000	892,744
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		2,345,000	2,512,081
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		5,525,000	5,317,813
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		840,000	835,800
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		3,475,000	3,661,781
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		1,155,000	1,196,869
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		2,820,000	2,763,600
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		3,320,000	3,473,550
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		2,785,000	2,837,219
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		1,160,000	1,203,500
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		8,886,000	8,552,775
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		4,391,000	2,876,105
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		3,335,000	2,801,400
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.272%, 8/28/23		1,050,000	1,065,821
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		875,000	673,750
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		1,345,000	1,114,669
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		1,593,000	1,314,225
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		2,970,000	3,132,392
HCA, Inc. company guaranty sr. notes 4.75%, 5/1/23		1,840,000	1,906,972
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		2,330,000	2,434,097
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		1,115,000	1,222,319
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		1,215,000	1,193,738
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		3,735,000	3,763,013
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		1,996,000	2,160,670
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		3,215,000	2,620,225
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		2,395,000	2,469,095
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		670,000	659,950
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		6,020,000	5,794,250
Service Corp. International sr. unsec. notes 5.375%, 1/15/22		4,229,000	4,271,290
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		905,000	893,688
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		4,080,000	4,171,800
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		2,030,000	2,045,225
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		1,395,000	1,391,513
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		3,585,000	3,705,994
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		1,743,000	1,860,653
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		1,110,000	1,142,606
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		3,275,000	3,349,681
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		2,110,000	2,136,830
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		1,615,000	1,648,834
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		870,000	895,013

			112,974,377
Homebuilding (1.6%)
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		4,185,000	4,132,688
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		1,569,000	1,647,450
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		2,778,000	2,757,165
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		1,082,000	1,041,750
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		4,768,000	5,149,440
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 4.25%, 3/1/21		860,000	866,450
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		2,941,000	2,879,423
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		3,826,000	3,615,570

			22,089,936
Lodging/Tourism (0.7%)
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,680,000	3,661,600
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25		750,000	746,250
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,646,500
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		2,060,000	2,083,175

			9,137,525
Media (1.0%)
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		3,289,000	3,330,113
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		2,220,000	2,275,500
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,452,000	1,433,850
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		4,226,000	4,215,435
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		2,566,000	2,572,415
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		775,000	779,844

			14,607,157
Metals (3.7%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		2,222,000	2,433,757
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		1,385,000	1,423,503
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		1,704,000	1,855,230
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		2,810,000	3,083,033
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		4,775,000	4,948,094
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25		812,000	793,730
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		925,000	903,031
Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)		1,104,000	1,081,920
Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)		1,685,000	1,697,638
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		1,560,000	1,509,300
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		2,580,000	2,402,625
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		2,505,000	2,645,906
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,216,000	1,067,040
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		2,610,000	2,707,875
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		1,283,000	1,345,546
Kinross Gold. Corp. company guaranty sr. unsec. unsub. notes 5.95%, 3/15/24 (Canada)		470,000	493,500
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		907,000	807,230
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		4,688,000	4,570,800
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		3,515,000	3,532,575
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		1,375,000	1,399,063
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		930,000	904,276
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		1,520,000	1,561,800
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		235,000	239,113
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		1,180,000	1,166,371
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		3,235,000	3,089,425
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		2,952,000	3,142,994

			50,805,375
Oil and gas (10.2%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		2,470,000	2,532,121
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		2,907,000	922,973
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		1,210,000	1,213,025
Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25		2,845,000	2,731,200
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		1,350,000	1,352,160
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		2,008,000	2,163,620
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		885,000	854,025
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		1,100,000	987,250
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		2,113,000	1,959,808
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		1,597,000	1,275,604
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		1,895,000	1,999,225
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24		850,000	941,375
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		5,067,000	5,396,406
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		3,210,000	3,274,200
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		1,131,000	1,119,690
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		3,006,000	3,054,848
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		2,298,000	2,217,570
Comstock Resouces Inc. 144A company guaranty sr. unsec. notes 9.75%, 8/15/26		3,258,000	3,019,759
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		2,133,000	2,042,909
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		890,000	879,012
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		4,302,000	4,000,860
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		2,259,000	2,188,406
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		3,038,000	3,159,520
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		2,893,000	2,950,860
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		1,930,000	1,616,375
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		3,174,000	3,201,773
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24		885,000	789,863
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		5,780,000	5,982,300
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		1,355,000	1,370,244
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		4,415,000	4,701,975
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		1,615,000	1,675,563
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		5,660,000	5,150,600
EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		1,564,000	1,235,560
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		2,730,000	1,283,100
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		1,415,000	1,254,044
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		4,330,000	4,351,650
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		4,254,000	4,360,350
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		2,709,000	2,363,603
Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26		2,685,000	2,712,689
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		537,000	491,355
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		1,985,000	1,811,313
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		3,180,000	3,124,350
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		1,333,000	1,424,644
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		2,481,000	2,617,455
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		1,062,000	945,180
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		1,340,000	1,252,900
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		715,000	708,744
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		2,495,000	2,491,881
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		2,280,000	2,171,700
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		1,815,000	1,783,238
Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23		845,000	816,481
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		225,000	210,375
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		1,985,000	1,932,894
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		875,000	833,438
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		2,713,000	2,553,611
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		15,000	14,363
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		248,000	246,760
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		2,290,000	2,284,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		1,357,000	1,363,799
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		1,855,000	1,801,669
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		705,000	750,384
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		1,115,000	1,179,113
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		1,663,200	1,677,753
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		220,000	226,050
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		1,150,000	951,625
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		84,000	88,620
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		1,316,000	1,269,940
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26		2,245,000	2,200,100
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.75%, 6/24/44		715,000	753,166
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		734,000	986,419
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		1,406,000	1,687,586
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		1,592,000	1,785,030
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		1,645,000	1,655,281
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		542,000	559,615

			140,937,222
Publishing (0.2%)
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		3,160,000	3,263,648

			3,263,648
Regional Bells (0.6%)
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		3,255,000	2,079,131
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		2,527,000	1,806,805
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		4,501,000	4,185,930

			8,071,866
Retail (0.9%)
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21		2,424,936	1,260,967
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		3,185,000	1,656,200
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		2,935,000	2,979,025
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		1,955,000	1,918,246
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		2,570,000	2,549,954
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		2,474,000	2,375,040

			12,739,432
Technology (4.2%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		8,845,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		3,967,000	3,843,031
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		7,435,000	7,888,126
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		2,663,000	2,825,883
First Data Corp. 144A notes 5.75%, 1/15/24		3,091,000	3,182,030
First Data Corp. 144A sr. notes 5.375%, 8/15/23		1,935,000	1,979,757
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		1,607,000	1,406,125
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		4,712,000	4,730,848
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		2,525,000	2,574,919
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		3,320,000	4,083,666
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		4,085,000	4,069,681
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26		1,785,000	1,816,238
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		5,093,000	5,519,539
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		6,393,000	6,456,930
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		5,563,000	5,270,943
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		2,970,000	2,806,650

			58,454,366
Telecommunications (4.3%)
Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		1,755,000	1,537,819
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		565,000	577,713
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		675,000	687,116
CommScope Technologies Finance, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		5,201,000	4,901,943
Digicel Group Two Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		3,170,000	2,195,225
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		4,397,000	4,550,895
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		900,000	942,750
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)		5,796,000	5,607,630
Intelsat Jackson Holdings SA 144A company guaranty sr. unsec. notes 8.50%, 10/15/24 (Bermuda)		1,000,000	1,009,700
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		5,526,000	5,747,040
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		4,221,000	4,252,658
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		4,814,000	4,717,720
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		4,928,000	4,863,320
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		370,000	385,725
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		10,670,000	11,419,674
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		5,900,000	6,231,875

			59,628,803
Telephone (0.8%)
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		3,590,000	3,735,844
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		2,691,000	2,761,639
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25		880,000	902,275
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		2,750,000	2,670,663
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		1,145,000	1,127,814

			11,198,235
Textiles (0.2%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		2,165,000	2,162,619

			2,162,619
Transportation (0.2%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		3,185,000	3,192,963

			3,192,963
Utilities and power (3.1%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		5,201,000	5,357,030
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		1,510,000	1,551,525
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		1,610,000	1,628,113
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		1,180,000	1,188,850
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		5,017,000	4,803,778
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		1,824,000	1,787,520
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		920,000	938,400
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		4,677,000	5,046,665
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24		2,097,000	2,249,033
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27		1,343,000	1,410,150
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 3 Month + 6.50%), 9.392%, 12/1/23		242,812	240,991
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		2,540,000	2,743,200
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		4,160,000	4,423,900
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		1,125,000	1,154,531
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		1,345,000	8,070
Vistra Energy Corp. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		2,125,000	2,257,813
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		1,573,000	1,706,705
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		1,330,000	1,369,900
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		3,590,000	3,724,625

			43,590,799

Total corporate bonds and notes (cost $1,171,443,950)			$1,150,850,873

SENIOR LOANS (5.5%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.744%, 9/6/24	$1,000,000	$963,333

		963,333
Capital goods (0.4%)
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.493%, 5/31/25	1,365,000	1,342,819
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.493%, 3/28/25	2,278,051	2,182,373
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.629%, 11/15/23	2,779,817	2,689,473

		6,214,665
Communication services (0.3%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.993%, 8/4/25	3,390,000	3,442,264
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.731%, 8/19/23	1,055,000	1,039,175

		4,481,439
Consumer cyclicals (2.4%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.511%, 7/2/22	837,688	579,575
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.664%, 9/15/23	2,223,884	2,209,985
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.993%, 2/28/25	1,600,000	1,588,000
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	680,000	671,500
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 8.75%), 11.252%, 1/30/20 (In default)(NON)	4,080,000	2,850,900
J. Crew Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.22%), 6.013%, 3/5/21	2,631,349	1,928,560
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	2,785,000	2,680,563
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.761%, 10/16/23	1,405,354	1,403,597
Navistar Financial Corp Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.25%, 7/30/25	683,288	680,725
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	4,359,209	4,339,231
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.243%, 10/1/25	6,464,000	6,360,260
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.50%, 2/28/26	1,915,000	1,666,050
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	1,929,775	1,809,164
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.479%, 2/1/26	1,065,000	1,066,331
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.493%, 11/28/22	3,078,000	2,985,660

		32,820,101
Consumer staples (0.3%)
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.957%, 6/21/24	2,432,588	2,375,573
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.128%, 9/7/23	1,745,216	1,294,369

		3,669,942
Energy (1.1%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.868%, 12/31/21	2,780,000	2,905,100
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 11/17/22	2,045,000	1,995,578
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.879%, 6/30/24	2,523,783	2,404,691
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.243%, 4/16/21	927,037	923,947
HFOTCO, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.25%, 6/26/25	2,476,615	2,445,657
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.553%, 3/21/23	1,110,190	877,050
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	4,339	4,160
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.743%, 2/28/25	2,049,513	1,990,589
Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.60%, 9/27/24	1,810,463	1,808,199

		15,354,971
Financials (0.3%)
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.493%, 3/24/25	1,151,699	1,140,182
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.512%, 12/7/25	1,935,000	1,942,256
Freedom Mortgage Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.243%, 2/23/22	1,000,000	1,002,500

		4,084,938
Health care (0.3%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.303%, 4/21/24	1,765,274	1,429,872
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.512%, 6/1/25	1,674,648	1,675,485
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.752%, 6/1/25	925,900	915,870

		4,021,227
Technology (0.3%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.781%, 12/15/24	1,405,851	1,403,813
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.986%, 11/1/24	2,297,000	2,332,891
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.738%, 11/3/23	604,662	575,185

		4,311,889

Total senior loans (cost $79,485,905)		$75,922,505

COMMON STOCKS (1.1%)(a)
	Shares	Value
Advanz Pharma Corp. (Canada)(NON)	15,824	$294,801
Ally Financial, Inc.	101,975	2,762,503
Avaya Holdings Corp.(NON)	100,795	1,561,314
Charter Communications, Inc. Class A(NON)	7,515	2,591,999
CHC Group, LLC (acquired 3/23/17, cost $156,339) (Cayman Islands)(RES)(NON)	10,782	539
CIT Group, Inc.	45,833	2,336,108
GenOn Energy, Inc.(NON)	3,035	452,890
Live Nation Entertainment, Inc.(NON)	17,645	998,001
MWO Holdings, LLC (Units)(F)	918	31,056
Nine Point Energy(F)	40,508	584,936
Seven Generations Energy, Ltd. Class A (Canada)(NON)	92,240	674,303
T-Mobile US, Inc.(NON)	25,645	1,851,825
Tervita Corp. (Canada)(NON)	2,845	15,285
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	74,259
Tribune Media Co. Class 1C	297,958	193,673
U.S. Concrete, Inc.(NON)	19,560	784,552

Total common stocks (cost $19,591,649)		$15,208,044

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $566,310) (Cayman Islands)(RES)	$809,256	$566,479
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	1,148,000	986,017
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	2,040,000	2,344,325
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20	2,365,000	3,042,338

Total convertible bonds and notes (cost $6,622,550)		$6,939,159

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value
Crown Castle International Corp. Ser. A, 6.875% cv. pfd.	3,041	$3,374,232
EPR Properties Ser. C, $1.438 cv. pfd.(R)	58,913	1,795,050
Nine Point Energy 6.75% cv. pfd.	552	649,362

Total convertible preferred stocks (cost $4,902,783)		$5,818,644

SHORT-TERM INVESTMENTS (8.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	108,724,791	$108,724,791
U.S. Treasury Bills 2.461%, 7/25/19		$89,000	88,131
U.S. Treasury Bills 2.458%, 5/9/19(SEGCCS)		1,350,000	1,343,790
U.S. Treasury Bills 2.419%, 5/16/19(SEGCCS)		63,000	62,682
U.S. Treasury Bills 2.455%, 7/18/19(SEGCCS)		13,000	12,879
U.S. Treasury Bills 2.452%, 7/11/19(SEGCCS)		4,000	3,965

Total short-term investments (cost $110,236,230)			$110,236,238
TOTAL INVESTMENTS

Total investments (cost $1,392,283,067)			$1,364,975,463

	FORWARD CURRENCY CONTRACTS at 2/28/19 (aggregate face value $12,747,779) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	3/20/19	$6,545,936	$6,589,050	$43,114
	Barclays Bank PLC
		Canadian Dollar	Sell	4/17/19	475,629	461,549	(14,080)
	Citibank, N.A.
		Canadian Dollar	Sell	4/17/19	944,334	916,460	(27,874)
	Goldman Sachs International
		British Pound	Sell	3/20/19	2,589,839	2,500,523	(89,316)
	State Street Bank and Trust Co.
		Canadian Dollar	Buy	4/17/19	2,223,404	2,280,197	(56,793)

	Unrealized appreciation						43,114

	Unrealized (depreciation)						(188,063)

	Total						$(144,949)
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 31 Index	B+/P	$(971,250)	$24,500,000	$1,526,522	12/20/23	500 bp — Quarterly	$725,411

	Total		$(971,250)					$725,411
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,379,568,393.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $567,018, or 0.4% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/19
Short-term investments
	Putnam Short Term Investment Fund*	61,895,331	134,300,279	87,470,819	563,651	108,724,791

	Total Short-term investments	$61,895,331	$134,300,279	$87,470,819	$563,651	$108,724,791
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,393,316.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $732,922 to cover certain derivative contracts, and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $188,063 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$784,552	$—	$—
Capital goods	15,285	—	—
Communication services	4,443,824	—	—
Consumer cyclicals	998,001	193,673	—
Energy	674,303	539	615,992
Financials	5,098,611	—	—
Health care	294,801	—	—
Technology	1,561,314	—	—
Utilities and power	—	527,149	—

Total common stocks	13,870,691	721,361	615,992
Convertible bonds and notes	—	6,939,159	—
Convertible preferred stocks	—	5,818,644	—
Corporate bonds and notes	—	1,150,850,231	642
Senior loans	—	75,922,505	—
Short-term investments	108,724,791	1,511,447	—

Totals by level	$122,595,482	$1,241,763,347	$616,634
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(144,949)	$—
Credit default contracts	—	1,696,661	—

Totals by level	$—	$1,551,712	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,696,661	$—
Foreign exchange contracts	43,114	188,063

Total	$1,739,775	$188,063

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$15,500,000
Centrally cleared credit default contracts (notional)	$18,400,000
Warrants (number of warrants)	9,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019